Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (“Item 402(v)”), the Company is providing the following information regarding the relationship between the
executive “Compensation Actually Paid” as defined in Item 402(v)) (“CAP”) by the Company and the financial performance of the Company over
the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). For a more comprehensive description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our NEOs, see the “Compensation Discussion and Analysis” section of this Proxy Statement. Accordingly, the table below provides information about CAP for the Company’s Principal Executive Officer (“PEO”) and the average CAP for our non-PEO NEOs alongside certain Company financial metrics during fiscal year 2024 and the two preceding fiscal years.

					Value of Initial Fixed $100

					Investment Based on:

Fiscal Year Ended	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)	Net Loss ($ in thousands)	Adjusted EBITDA ($ in thousands)

February 29, 2024	27,649,449	26,733,804	4,906,364	5,485,810	42.70	201.60	(1,185,079)	220,333

February 28, 2023	7,587,609	2,865,300	3,387,231	434,813	62.60	120.60	(720,202)	217,130

February 28, 2022	9,363,036	2,538,732	3,982,531	1,374,531	90.70	154.10	(189,914)	162,479

1.
For fiscal year 2024, this is the total compensation, as depicted in the Summary Compensation Table, for Mr. Andrew Appel, our Chief Executive Officer and Principal Executive Officer For the the fiscal years 2023 and 2022, this is the total compensation, as depicted in the Summary Compensation Table, for Mr. Farlekas, our former Chief Executive Officer and Principal Executive Officer.

2.
For fiscal year 2024, this is the average total compensation, as depicted in the Summary Compensation Table, for the following executives, Ms. Marje Armstrong, Chief Financial Officer; Ms. Jennifer Grafton, Executive Vice President, General Counsel and Secretary; Mr. Greg Randolph, Chief Commercial Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy. For fiscal year 2023, this is the average total compensation as depicted in the Summary Compensation Table, for the following executives, Ms. Marje Armstrong, Chief Financial Officer; Ms. Laura Fese, Former Executive Vice President and General Counsel; Mr. Peter Hantman, Former Chief Opertating Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy. For fiscal year 2022, this is the average total compensation as depicted in the Summary Compensation Table, for the following executives, Mr. Jarett Janik, Former Chief Financial Officer; Ms. Laura Fese, Former Executive Vice President and General Counsel; Mr. Peter Hantman, Former Chief Opertating Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy.

3.
Our total shareholder return assumes the investment of $100 in our common stock on June 15, 2022, the day the units and warrants began trading on the NYSE through and including the end of the fiscal year for which the total shareholder return is depicted. Peer group total shareholder return is based on the weighted-average total shareholder of the respective peer group for each fiscal year. The companies in the fiscal 2024 peer group were American Software, Inc. (AMSWA), Manhattan Associates, Inc. (MANH), ReposiTrak, Inc. (TRAK), SPS Commerce, Inc. (SPCS), Tecsys, Inc. (TCS.TO) and The Descartes Systems Group, Inc. (DSG.TO). The companies in the fiscal 2023 peer group were American Software, Inc. (AMSWA), Manhattan Associates, Inc. (MANH), Park City Group, Inc. (PCYG), SPS Commerce, Inc. (SPCS), Tecsys, Inc. (TCS.TO), The Descartes Systems Group, Inc. (DSG.TO) and TrackX Holdings Inc. (TKX.V). The companies in the fiscal 2022 peer group were American Software, Inc. (AMSWA), Generix SA (GENX.PA), GTY Technology Holdings Inc. (GTYH), Manhattan Associates, Inc. (MANH), Park City Group, Inc. (PCYG), SPS Commerce, Inc. (SPCS), Tecsys, Inc. (TCS.TO), The Descartes Systems Group, Inc. (DSG.TO) and TrackX Holdings Inc. (TKX.V).

			Deductions	Additions

Fiscal Year Ended	Year	Summary	Amounts Reported in Summary Compensation Table for Stock Awards ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Fiscal Year- End ($)	Change in Value of	Change in	Compensation
		Compensation			Stock	Value of Stock	Actually Paid
		Table Total			Awards Granted in	Awards	Total
		($)			Any	Granted in Any	($)
					Prior Year,	Prior Year,
					Outstanding	Vested During
					and Unvested at	the Fiscal Year
					Fiscal	($)
					Year-End
					($)

PEO	February 29, 2024	27,649,449	(27,265,168)	26,349,523	—	—	26,733,804

	February 28, 2023	7,587,609	(3,041,971)	(328,249)	(1,055,416)	(296,673)	2,865,300

	February 28, 2022	9,363,036	(3,951,888)	(1,439,637)	(1,439,637)	6,858	2,538,732
Average Non-PEO NEO	February 29, 2024	4,906,364	(2,092,684)	3,625,563	(407,335)	(546,098)	5,485,810

	February 28, 2023	3,387,231	(2,024,889)	(293,623)	(520,275)	(113,630)	434,813

	February 28, 2022	3,982,531	(1,511,527)	(557,914)	(543,362)	4,802	1,374,531

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For fiscal year 2024, this is the average total compensation, as depicted in the Summary Compensation Table, for the following executives, Ms. Marje Armstrong, Chief Financial Officer; Ms. Jennifer Grafton, Executive Vice President, General Counsel and Secretary; Mr. Greg Randolph, Chief Commercial Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy. For fiscal year 2023, this is the average total compensation as depicted in the Summary Compensation Table, for the following executives, Ms. Marje Armstrong, Chief Financial Officer; Ms. Laura Fese, Former Executive Vice President and General Counsel; Mr. Peter Hantman, Former Chief Opertating Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy. For fiscal year 2022, this is the average total compensation as depicted in the Summary Compensation Table, for the following executives, Mr. Jarett Janik, Former Chief Financial Officer; Ms. Laura Fese, Former Executive Vice President and General Counsel; Mr. Peter Hantman, Former Chief Opertating Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy.
Peer Group Issuers, Footnote	Our total shareholder return assumes the investment of $100 in our common stock on June 15, 2022, the day the units and warrants began trading on the NYSE through and including the end of the fiscal year for which the total shareholder return is depicted. Peer group total shareholder return is based on the weighted-average total shareholder of the respective peer group for each fiscal year. The companies in the fiscal 2024 peer group were American Software, Inc. (AMSWA), Manhattan Associates, Inc. (MANH), ReposiTrak, Inc. (TRAK), SPS Commerce, Inc. (SPCS), Tecsys, Inc. (TCS.TO) and The Descartes Systems Group, Inc. (DSG.TO). The companies in the fiscal 2023 peer group were American Software, Inc. (AMSWA), Manhattan Associates, Inc. (MANH), Park City Group, Inc. (PCYG), SPS Commerce, Inc. (SPCS), Tecsys, Inc. (TCS.TO), The Descartes Systems Group, Inc. (DSG.TO) and TrackX Holdings Inc. (TKX.V). The companies in the fiscal 2022 peer group were American Software, Inc. (AMSWA), Generix SA (GENX.PA), GTY Technology Holdings Inc. (GTYH), Manhattan Associates, Inc. (MANH), Park City Group, Inc. (PCYG), SPS Commerce, Inc. (SPCS), Tecsys, Inc. (TCS.TO), The Descartes Systems Group, Inc. (DSG.TO) and TrackX Holdings Inc. (TKX.V).
PEO Total Compensation Amount	$ 27,649,449	$ 7,587,609	$ 9,363,036
PEO Actually Paid Compensation Amount	$ 26,733,804	2,865,300	2,538,732
Adjustment To PEO Compensation, Footnote

			Deductions	Additions

Fiscal Year Ended	Year	Summary	Amounts Reported in Summary Compensation Table for Stock Awards ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Fiscal Year- End ($)	Change in Value of	Change in	Compensation
		Compensation			Stock	Value of Stock	Actually Paid
		Table Total			Awards Granted in	Awards	Total
		($)			Any	Granted in Any	($)
					Prior Year,	Prior Year,
					Outstanding	Vested During
					and Unvested at	the Fiscal Year
					Fiscal	($)
					Year-End
					($)

PEO	February 29, 2024	27,649,449	(27,265,168)	26,349,523	—	—	26,733,804

	February 28, 2023	7,587,609	(3,041,971)	(328,249)	(1,055,416)	(296,673)	2,865,300

	February 28, 2022	9,363,036	(3,951,888)	(1,439,637)	(1,439,637)	6,858	2,538,732
Average Non-PEO NEO	February 29, 2024	4,906,364	(2,092,684)	3,625,563	(407,335)	(546,098)	5,485,810

	February 28, 2023	3,387,231	(2,024,889)	(293,623)	(520,275)	(113,630)	434,813

	February 28, 2022	3,982,531	(1,511,527)	(557,914)	(543,362)	4,802	1,374,531

Non-PEO NEO Average Total Compensation Amount	$ 4,906,364	3,387,231	3,982,531
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,485,810	434,813	1,374,531
Adjustment to Non-PEO NEO Compensation Footnote

			Deductions	Additions

Fiscal Year Ended	Year	Summary	Amounts Reported in Summary Compensation Table for Stock Awards ($)	Value of Stock Awards Granted During the Year, Outstanding and Unvested at Fiscal Year- End ($)	Change in Value of	Change in	Compensation
		Compensation			Stock	Value of Stock	Actually Paid
		Table Total			Awards Granted in	Awards	Total
		($)			Any	Granted in Any	($)
					Prior Year,	Prior Year,
					Outstanding	Vested During
					and Unvested at	the Fiscal Year
					Fiscal	($)
					Year-End
					($)

PEO	February 29, 2024	27,649,449	(27,265,168)	26,349,523	—	—	26,733,804

	February 28, 2023	7,587,609	(3,041,971)	(328,249)	(1,055,416)	(296,673)	2,865,300

	February 28, 2022	9,363,036	(3,951,888)	(1,439,637)	(1,439,637)	6,858	2,538,732
Average Non-PEO NEO	February 29, 2024	4,906,364	(2,092,684)	3,625,563	(407,335)	(546,098)	5,485,810

	February 28, 2023	3,387,231	(2,024,889)	(293,623)	(520,275)	(113,630)	434,813

	February 28, 2022	3,982,531	(1,511,527)	(557,914)	(543,362)	4,802	1,374,531

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Performance Measures
In accordance with the requirements of Item 402(v)(6), we have identified an unranked list of the most important financial performance measures, which represent the most important financial metrics used by the Company to link fiscal 2024 CAP, for our PEO and other NEOs, to Company performance. These metrics are described further under Compensation Discussion and Analysis, specifically under the subheadings “Short-Term Incentive” and “Long-Term Incentive.”

The Compensation Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial performance measures specifically to link NEO CAP to Company performance.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.
Most Important Performance Measures
• Adjusted EBITDA • Net Bookings • Organic Revenue Growth

Total Shareholder Return Amount	$ 42.7	62.6	90.7
Peer Group Total Shareholder Return Amount	201.6	120.6	154.1
Net Income (Loss)	$ (1,185,079,000)	$ (720,202,000)	$ (189,914,000)
Company Selected Measure Amount	220,333,000	217,130,000	162,479,000
PEO Name	Mr. Andrew Appel
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
PEO | Reported in Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,265,168)	$ (3,041,971)	$ (3,951,888)
PEO | Value of Stock Awards Granted During the Year Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,349,523	(328,249)	(1,439,637)
PEO | Change in Value of Stock Awards Granted in Any Prior Year Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(1,055,416)	(1,439,637)
PEO | Change in Value of Stock Awards Granted in Any Prior Year Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(296,673)	6,858
Non-PEO NEO | Reported in Summary Compensation Table For Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,092,684)	(2,024,889)	(1,511,527)
Non-PEO NEO | Value of Stock Awards Granted During the Year Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,625,563	(293,623)	(557,914)
Non-PEO NEO | Change in Value of Stock Awards Granted in Any Prior Year Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(407,335)	(520,275)	(543,362)
Non-PEO NEO | Change in Value of Stock Awards Granted in Any Prior Year Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (546,098)	$ (113,630)	$ 4,802